Combined Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income (loss)	$ 36,297	$ 70,225	$ 35,222	$ (8,530)
Adjustments to reconcile combined net income (loss) to net cash provided by (used in) operating activities:
Bad debt expense	1,211	1,564	2,926	2,948
Depreciation and amortization	1,743	2,296	2,507	2,085
Amortization of compensation associated with acquisition		820	820	614
(Income) loss from equity method investment	(2,588)	(3,681)	658	(5,737)
Equity-based compensation	34,810	48,539	41,224	24,371
Deferred tax provision		261	(284)	1,564
Other	2,373	2,763	2,264	432
Changes in assets and liabilities:
Accounts receivable	3,151	5,805	(25,696)	2,730
Other receivables	(10,996)	1,175	(1,090)	(1,566)
Prepaid expenses and other assets	(3,904)	(7,403)	1,294	(1,786)
Deferred compensation	1,152	2,811	1,783	(8,086)
Compensation payable	(72,567)	(16,728)	47,869	(29,888)
Accounts payable and accrued expenses	(163)	238	2,135	1,831
Deferred revenue	(939)	4,179	841	(2,199)
Dividends received	2,375	2,375	750
Other liabilities	2,270	2,418	(2,488)	1,313
Net cash provided by (used in) operating activities	(5,775)	117,657	110,735	(19,904)
Cash flows from investing activities
Purchase of investments	(148,059)	(145,230)	(177,144)	(29,922)
Proceeds from sales of investments	200,143	218,142	68,060	1,270
Notes provided to employees			(406)
Note payments received from employees	383	383	56	157
Purchase of equipment and leasehold improvements	(1,251)	(1,623)	(3,682)	(2,517)
Acquisition of subsidiary, net of cash acquired				(127)
Change in restricted cash	(4)	(4)	(6)	(85)
Net cash provided by (used in) investing activities	51,212	71,668	(113,122)	(31,224)
Cash flows from financing activities
Capital contribution received from investor in Parent			93,217
Tax distributions to Parent for partners	(39,472)	(40,130)	(23,665)	(30,644)
Dividend distributions to Parent for partners	(35,389)	(35,389)
Other cash contributions from (distributions to) Parent	4,578	2,016	(2,268)	(21,783)
Net cash provided by (used in) financing activities	(70,283)	(73,503)	67,284	(52,427)
Effect of exchange rate fluctuations on cash and cash equivalents	75	1,579	494	293
Net increase (decrease) in cash and cash equivalents	(24,771)	117,401	65,391	(103,262)
Cash and cash equivalents, beginning of period	185,623	185,623	120,232	223,494
Cash and cash equivalents, end of period	160,852	303,024	185,623	120,232
Cash paid during the year for:
Income taxes	1,422	1,422	2,859	2,548
Investing activities:
Non-cash settlement of accounts receivable		2,828
Non-cash contribution from Parent		$ 757